Financial liabilities at amortized cost – payables to network	12 Months Ended
Dec. 31, 2025
Financial Liabilities At Amortized Cost Payables To Network
Financial liabilities at amortized cost – payables to network

23. Financial liabilities at amortized cost – payables to network

	2025	2024

Payables to credit card network	13,633,823	9,333,541
Payables to clearing houses	126	-
Total	13,633,949	9,333,541

Payables to credit card network corresponds mainly to the amount payable to the acquirers related to credit and prepaid card transactions. Brazilian credit card payables are settled according to the transaction installments, substantially in up to 27 days for transactions with no installments; 1 business day for international transactions; and sales in installments ("parcelado") have monthly settlements, mostly, over a period of up to 12 months. For Mexican and Colombian credit card transactions, the amounts are settled in 1 business day.

In December 2024, Nu renewed and extended its long-term partnership with Mastercard, including incentive mechanisms linked to prepaid and credit transaction volume performance and other performance obligations to be satisfied throughout the duration of the agreement.

The segregation by maturity is shown in the table below:

Payables to credit card network	2025	2024

Up to 30 days	5,335,818	4,326,268
30 to 90 days	4,273,171	2,450,743
More than 90 days	4,024,834	2,556,530
Total	13,633,823	9,333,541